Organization and Nature of Operations	6 Months Ended	12 Months Ended
	Nov. 30, 2020	May 31, 2020
Notes
Organization and Nature of Operations

NOTE 1 - ORGANIZATION AND NATURE OF OPERATIONS

Cell MedX Corp. (Cell MedX, or the “Company”) was incorporated under the laws of the State of Nevada. On April 26, 2016, the Company formed a subsidiary, Cell MedX (Canada) Corp. (“Cell MedX Canada”) under the laws of the province of British Columbia. Cell MedX is a biotech company focusing on the discovery, development and commercialization of therapeutic and non-therapeutic products that promote general wellness.

Unaudited Interim Financial Statements

The unaudited interim condensed consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and the rules and regulations of the Securities and Exchange Commission (the “SEC”). They do not include all information and footnotes required by GAAP for complete financial statements. Except as disclosed herein, there have been no material changes in the information disclosed in the notes to the consolidated financial statements for the year ended May 31, 2020, included in the Company’s Annual Report on Form 10-K, filed with the SEC on September 15, 2020. The interim unaudited condensed consolidated financial statements should be read in conjunction with those audited consolidated financial statements included in Form 10-K. In the opinion of management, all adjustments considered necessary for fair presentation, consisting solely of normal recurring adjustments, have been made. Operating results for the three- and six-month periods ended November 30, 2020, are not necessarily indicative of the results that may be expected for the year ending May 31, 2021.

Going concern

The accompanying unaudited interim condensed consolidated financial statements have been prepared assuming the Company will continue as a going concern. As of November 30, 2020, the Company has not achieved profitable operations and has accumulated a deficit of $8,440,058. Continuation as a going concern is dependent upon the ability of the Company to obtain the necessary financing to meet obligations and pay its liabilities arising from normal business operations when they come due and ultimately upon its ability to achieve profitable operations. The outcome of these matters cannot be predicted with any certainty at this time and raises substantial doubt that the Company will be able to continue as a going concern. These financial statements do not include any adjustments to the amounts and classification of assets and liabilities that may be necessary should the Company be unable to continue as a going concern. Management intends to obtain additional funding by borrowing funds from its directors and officers, issuing promissory notes, and/or private placement of common stock.

Risks related to the rapid expansion of the COVID-19 pandemic

The Company is cognizant of the rapid expansion of the COVID-19 pandemic and the resulting global implications. To date, the Company has experienced minor disruptions to the Company’s day-to-day operations associated with delayed services resulting from various COVID-19 restrictions and shortage of man power experienced by some of the Company’s service providers. The Company cautions that there continues to be a possibility for increase of the restrictions currently in place, or addition of new restrictions currently not known to the Company. The impact of these restrictions on the Company’s operations, if implemented, is currently unknown but could be significant.

NOTE 1 - ORGANIZATION AND NATURE OF OPERATIONS

Cell MedX Corp. (Cell MedX, or the “Company”) was incorporated under the laws of the State of Nevada. On April 26, 2016, the Company formed a subsidiary, Cell MedX (Canada) Corp. (“Cell MedX Canada”) under the laws of the province of British Columbia. Cell MedX is a biotech company focusing on the discovery, development and commercialization of therapeutic and non-therapeutic products that promote general wellness.

Going concern

The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern. As of May 31, 2020, the Company has not achieved profitable operations and has accumulated a deficit of $8,049,520. Continuation as a going concern is dependent upon the ability of the Company to obtain the necessary financing to meet obligations and pay its liabilities arising from normal business operations when they come due and ultimately upon its ability to achieve profitable operations. The outcome of these matters cannot be predicted with any certainty at this time and raise substantial doubt that the Company will be able to continue as a going concern. These consolidated financial statements do not include any adjustments to the amounts and classification of assets and liabilities that may be necessary should the Company be unable to continue as a going concern. Management intends to obtain additional funding by borrowing funds from its directors and officers, issuing promissory notes and/or a private placement of common stock.

Risks related to the rapid expansion of the COVID-19 pandemic

The Company is cognizant of the rapid expansion of the COVID-19 pandemic and the resulting global implications. To date, there have been no disruptions to the Company’s day-to-day operations. However, the Company cautions that there continues to be a possibility for potential future implementation of certain restrictions. The impact of these restrictions on the Company’s operations, if implemented, is currently unknown but could be significant.